RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2024
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

26. RELATED PARTY TRANSACTIONS AND BALANCES

Transaction with Mr. Jun Zhu

Mr. Jun Zhu, the chairman and chief executive officer, provided loans of nil and nil to the Group in 2023 and 2024, respectively. The Group has repaid a total of RMB9.5 million and RMB2.0 million (US$0.3 million) for the years ended December 31, 2023 and 2024, respectively. The loans were interest-free and the outstanding balance of RMB2.0 million and nil remained as of December 31, 2023 and 2024, respectively.

In November 2024, the Company issued a total of 50,000,000 Class B ordinary shares to Mr. Jun Zhu, at a price of $0.0297 per share. The transaction was valued at RMB 10,660,221 (USD$1,485,000), which approximates the fair value of the shares at the issuance date and is included in stock-based compensation expenses for the year ended December 31, 2024.

In May 2019, the issued and outstanding ordinary shares then held by Incsight, which is wholly owned by Mr. Jun Zhu, and the issued and outstanding ordinary shares then held by Mr. Jun Zhu himself, were re-designated and re-classified as Class B ordinary shares. All other ordinary shares then issued and outstanding were re-designated and re-classified as Class A ordinary shares. On the same date, the Company amended and restated then effective Amended and Restated Memorandum of Association and Articles of Association in their entirety and adopted the Second Amended and Restated Memorandum and Articles of Association which reflect, among other things, the changes to the capital structure of the Company. As a result of such changes, Mr. Jun Zhu holds the majority of the Company’s outstanding voting power and the Company became a “controlled company” as defined under Nasdaq Stock Market Rules.

Transaction with Comtec

In June 2019, the Group entered into a share purchase agreement with Comtec Windpark Renewable (holdings) Co., Ltd. (“Comtec”), a wholly-owned subsidiary of Comtec Solar Systems Group Limited (SEHK: 00712) (“Comtec Group”), an entity affiliated with Kwok Keung Chau at that time., Kwok Keung Chau is an independent director of the Company. He resigned from Comtec Group in January 2020 so he is no longer an affiliate with Comtec. Pursuant to the share purchase agreement, the Company has issued 3,444,882 Class A ordinary shares to purchase 9.9% equity interest in Zhenjiang Kexin, a lithium battery management system and power storage system supplier.